Risk/Return Detail Data - FidelityMunicipalIncomeFund-AMCIZPRO	Mar. 01, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Municipal Trust
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Municipal Income Fund /Fidelity Advisor® Municipal Income Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Municipal Income Fund seeks to provide a high current yield exempt from federal income tax.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax. Managing the fund to have similar overall interest rate risk to the index. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	3.88%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(6.75%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.78%
1 year	$ 476
3 years	639
5 years	816
10 years	1,327
1 Year	476
3 Years	639
5 Years	816
10 Years	$ 1,327
Annual Return, Inception Date	Mar. 01, 2018
2019	8.06%
2020	4.28%
2021	2.51%
2022	(10.48%)
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual operating expenses	0.77%
1 year	$ 475
3 years	636
5 years	811
10 years	1,316
1 Year	475
3 Years	636
5 Years	811
10 Years	$ 1,316
Annual Return, Inception Date	Mar. 01, 2018
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.35%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual operating expenses	1.51%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 254
3 years	477
5 years	824
10 years	1,604
1 Year	154
3 Years	477
5 Years	824
10 Years	$ 1,604
Annual Return, Inception Date	Mar. 01, 2018
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.54%
1 year	$ 55
3 years	173
5 years	302
10 years	677
1 Year	55
3 Years	173
5 Years	302
10 Years	$ 677
Annual Return, Inception Date	Mar. 01, 2018
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Fidelity Advisor Municipal Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.42%
1 year	$ 43
3 years	135
5 years	235
10 years	530
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530
Annual Return, Inception Date	Oct. 02, 2018
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Return Before Taxes | Fidelity Advisor Municipal Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(14.06%)
Since Inception	0.35%	[3]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Return Before Taxes | Fidelity Advisor Municipal Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(14.04%)
Since Inception	0.39%	[4]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Return Before Taxes | Fidelity Advisor Municipal Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(12.01%)
Since Inception	0.47%	[5]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Return Before Taxes | Fidelity Advisor Municipal Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(10.26%)
Since Inception	1.46%	[6]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | Return Before Taxes | Fidelity Advisor Municipal Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(10.22%)
Since Inception	1.54%	[7]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | After Taxes on Distributions | Fidelity Advisor Municipal Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(14.06%)
Since Inception	0.27%	[3]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Municipal Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(7.50%)
Since Inception	0.84%	[3]
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	(8.53%)
Since Inception	1.58%
FidelityMunicipalIncomeFund-AMCIZPRO | Fidelity Municipal Income Fund | LB083
Risk/Return:
Label	Bloomberg 3+ Year Municipal Bond Index
Past 1 year	(9.44%)
Since Inception	1.65%

[1]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
[2]	B On Class C shares redeemed less than one year after purchase.
[3]	A From March 1, 2018
[4]	B From March 1, 2018
[5]	C From March 1, 2018
[6]	D From March 1, 2018
[7]	E From October 2, 2018